Expense Example	Sep. 28, 2026 USD ($)
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,387
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,387
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,387
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,387
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,387
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,387
Kurv Gold Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,217
Kurv Silver Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,217
Kurv Platinum Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	316
Kurv Copper & Mining Enhanced Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,217
Kurv Technology Titans Select ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,265
Kurv High Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	$ 1,490